PIA Short-Term Securities Fund
Schedule of Investments
February 28, 2025 (Unaudited)

CORPORATE BONDS - 52.8%	Par	Value
Agriculture - 0.7%
Philip Morris International, Inc., 4.75%, 02/12/2027	$1,000,000	$1,006,561

Banks - 11.3%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,827,066
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	815,763
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	817,914
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,017,696
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	2,000,000	2,012,425
Goldman Sachs Bank USA/New York NY, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,812,884
Mitsubishi UFJ Financial Group, Inc., 5.54% to 04/17/2025 then 1 yr. CMT Rate + 1.50%, 04/17/2026	1,000,000	1,000,981
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	1,995,858
PNC Bank NA, 4.78% to 01/15/2026 then SOFR + 0.50%, 01/15/2027	2,000,000	2,004,143
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,017,652
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026 (a)	1,000,000	1,017,449
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,015,193
		17,355,024

Chemicals - 1.3%
FMC Corp., 5.15%, 05/18/2026	1,000,000	1,000,724
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,014,353
		2,015,077

Commercial Services - 2.0%
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,004,804

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 04/01/2028	1,000,000	1,003,995
American Express Co., 4.99% to 05/01/2025 then SOFR + 1.00%, 05/01/2026	1,000,000	1,000,393
		2,004,388

Electric - 5.7%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,017,437
American Electric Power Co., Inc., 5.70%, 08/15/2025	1,000,000	1,003,325
DTE Energy Co., 4.95%, 07/01/2027	500,000	504,020
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,007,873
Eversource Energy, 4.75%, 05/15/2026	1,000,000	1,002,093
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,516,851
NextEra Energy Capital Holdings, Inc., 6.05%, 03/01/2025	2,000,000	2,000,000
Southern California Edison Co., 4.40%, 09/06/2026	700,000	696,472
		8,748,071

Environmental Control - 0.7%
Veralto Corp., 5.50%, 09/18/2026	1,000,000	1,013,783

Food - 0.3%
The Campbell's Co., 5.30%, 03/20/2026	500,000	503,688

Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	500,000	502,648

Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	504,926

Healthcare-Services - 0.2%
Elevance Health, Inc., 4.50%, 10/30/2026	250,000	250,275

Insurance - 7.6%
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (a)	3,000,000	3,035,274
Aon North America, Inc., 5.13%, 03/01/2027	500,000	505,499
Arthur J Gallagher & Co., 4.60%, 12/15/2027	500,000	500,691
Athene Global Funding, 5.62%, 05/08/2026 (a)	2,000,000	2,024,324
Corebridge Global Funding, 5.35%, 06/24/2026 (a)	500,000	505,434
Jackson National Life Global Funding, 5.50%, 01/09/2026 (a)	1,000,000	1,007,787
MassMutual Global Funding II, 4.15%, 08/26/2025 (a)	500,000	498,885
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	1,000,000	1,013,890
Principal Life Global Funding II
5.00%, 01/16/2027 (a)	500,000	504,912
4.60%, 08/19/2027 (a)	1,000,000	1,003,045
Protective Life Global Funding, 4.99%, 01/12/2027 (a)	1,000,000	1,008,845
		11,608,586

Investment Companies - 5.2%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,070,613
Blue Owl Credit Income Corp., 5.50%, 03/21/2025	2,835,000	2,834,178
HPS Corporate Lending Fund, 5.45%, 01/14/2028 (a)	2,000,000	2,005,617
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,022,370
		7,932,778

Lodging - 0.3%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	506,560

Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	506,983

Mining - 0.7%
Glencore Funding LLC, 5.34%, 04/04/2027 (a)	1,000,000	1,014,286

Oil & Gas - 1.0%
Occidental Petroleum Corp., 5.00%, 08/01/2027	1,000,000	1,004,107
Pioneer Natural Resources Co., 5.10%, 03/29/2026	500,000	503,859
		1,507,966

Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	500,000	506,765

Packaging & Containers - 1.3%
Sonoco Products Co., 4.45%, 09/01/2026	2,000,000	1,994,439

Pharmaceuticals - 2.0%
Cencora, Inc., 4.63%, 12/15/2027	2,000,000	2,003,526
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	1,001,383
		3,004,909

Pipelines - 3.6%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,026,029
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,023,030
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	990,756
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	1,000,000	1,000,789
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	503,881
		5,544,485

REITs - 3.2%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,044,551
Public Storage Operating Co., 5.09% (SOFR + 0.70%), 04/16/2027	1,000,000	1,005,086
Realty Income Corp., 5.05%, 01/13/2026	800,000	799,987
Weyerhaeuser Co., 4.75%, 05/15/2026	1,000,000	1,002,020
		4,851,644

Software - 1.3%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,021,298

Transportation - 1.3%
TTX Co., 5.50%, 09/25/2026 (a)	2,000,000	2,030,548

Water - 0.6%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,005,932
TOTAL CORPORATE BONDS (Cost $80,208,500)		80,946,424

ASSET-BACKED SECURITIES - 13.8%
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	1,117,588	1,126,012
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	1,000,000	1,004,451
CPS Auto Trust
Series 2023-C, Class A, 6.13%, 09/15/2026 (a)	11,974	11,977
Series 2024-D, Class A, 4.91%, 06/15/2028 (a)	372,590	373,343
Series 2025-A, Class B, 5.02%, 07/16/2029 (a)	1,000,000	1,006,365
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (a)	1,000,000	1,002,607
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	1,000,000	1,003,768
DT Auto Owner Trust, Series 2023-3A, Class A, 6.29%, 08/16/2027 (a)	162,713	163,217
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036 (a)	2,821,108	2,823,037
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029 (a)	584,776	588,069
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	1,000,000	1,011,614
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	1,000,000	1,007,115
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028 (a)	1,500,000	1,514,913
PVOne LLC, Series 2023-1A, Class A, 7.25%, 07/16/2035 (a)	286,326	286,560
Reach Financial LLC, Series 2025-1A, Class A, 4.96%, 08/16/2032 (a)	946,063	947,504
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	592,328	595,008
Santander Consumer USA Holdings, Inc., Series 2024-5, Class A2, 4.88%, 09/15/2027	1,855,228	1,857,243
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027 (a)	1,000,000	1,009,123
Tesla Auto Lease Trust
Series 2023-A, Class A3, 5.89%, 06/22/2026 (a)	697,433	699,604
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	2,000,000	2,007,926
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17%, 08/10/2026 (a)	193,540	193,824
Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.75%, 08/15/2028 (a)	1,000,000	1,004,357
TOTAL ASSET-BACKED SECURITIES (Cost $21,140,408)		21,237,637

MORTGAGE-BACKED SECURITIES - 10.6%
Commercial Mortgage-Backed Securities - 10.5%
BX Trust
Series 2021-RISE, Class A, 5.17% (1 mo. Term SOFR + 0.86%), 11/15/2036 (a)	2,535,987	2,522,956
Series 2024-CNYN, Class A, 5.75% (1 mo. Term SOFR + 1.44%), 04/15/2041 (a)	1,690,566	1,694,872
Series 2024-MF, Class A, 5.75% (1 mo. Term SOFR + 1.44%), 02/15/2039 (a)	885,455	886,857
Series 2024-VLT4, Class B, 6.25% (1 mo. Term SOFR + 1.94%), 07/15/2029 (a)	4,000,000	4,023,986
Series 2025-DIME, Class B, 5.81% (1 mo. Term SOFR + 1.50%), 02/15/2035 (a)	3,000,000	2,997,540
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, 6.60% (1 mo. Term SOFR + 2.29%), 08/15/2041 (a)	3,000,000	3,006,574
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 4.94%, 09/10/2038 (a)(b)	1,000,000	998,478
		16,131,263

U.S. Government Securities - 0.1%
FHLMC ARM
Pool 782784, 6.79% (1 yr. CMT Rate + 2.25%), 10/01/2034	37,786	39,208
Pool 847671, 7.26% (RFUCCT1Y + 1.85%), 04/01/2036	9,405	9,748
FNMA ARM
Pool 562912, 5.40% (1 yr. CMT Rate + 2.11%), 04/01/2030	10,572	10,549
Pool 743454, 7.20% (RFUCCT1Y + 1.70%), 10/01/2033	3,023	3,091
Pool 755253, 6.38% (RFUCCT1Y + 1.75%), 11/01/2033	53,021	53,983
		116,579
TOTAL MORTGAGE-BACKED SECURITIES (Cost $16,152,577)		16,247,842

U.S. TREASURY SECURITIES - 9.0%
U.S. Treasury Note/Bond
4.25%, 05/31/2025	3,000,000	2,998,894
5.00%, 08/31/2025	2,300,000	2,307,622
3.63%, 05/15/2026	500,000	497,324
3.88%, 10/15/2027	1,000,000	997,207
4.00%, 12/15/2027	7,000,000	7,003,555
TOTAL U.S. TREASURY SECURITIES (Cost $13,763,371)		13,804,602

SHORT-TERM INVESTMENTS - 13.3%
Money Market Funds - 0.7%	Shares
Fidelity Government Portfolio - Class Institutional, 4.24% (c)	1,026,890	1,026,890

U.S. Treasury Bills - 12.6%	Par
4.34%, 04/10/2025 (d)	$5,000,000	4,977,680
4.38%, 05/15/2025 (d)	10,000,000	9,914,986
4.25%, 06/20/2025 (d)	4,500,000	4,442,980
		19,335,646
TOTAL SHORT-TERM INVESTMENTS (Cost $20,355,228)		20,362,536

TOTAL INVESTMENTS - 99.5% (Cost $151,620,084)		152,599,041
Other Assets in Excess of Liabilities - 0.5%		738,634
TOTAL NET ASSETS - 100.0%		$153,337,675

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $52,685,056 or 34.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 28, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	The rate shown is the annualized effective yield as of February 28, 2025.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

PIA Short-Term Securities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$80,946,424	$–	$80,946,424
Asset-Backed Securities	–	21,237,637	–	21,237,637
Mortgage-Backed Securities	–	16,247,842	–	16,247,842
U.S. Treasury Securities	–	13,804,602	–	13,804,602
Money Market Funds	1,026,890	–	–	1,026,890
U.S. Treasury Bills	–	19,335,646	–	19,335,646
Total Investments	$1,026,890	$151,572,151	$–	$152,599,041